Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Corporate debt [Abstract]
Non-current	$ 939,694	$ 970,077
Current	25,626	23,648
Total Corporate Debt	$ 965,320	$ 993,725